UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	05/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Balanced Opportunity Fund

SEMIANNUAL REPORT May 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
26	Financial Highlights
31	Notes to Financial Statements
42	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Balanced Opportunity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Balanced Opportunity Fund, covering the six-month period from December 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock and bond markets encountered volatility on their way to posting modestly positive total returns for the reporting period. Stock prices continued to climb over the final month of 2014 as a sustained economic recovery was fueled by strengthening labor markets, but investors worried in early 2015 that economic weakness in overseas markets, a strengthening U.S. dollar, and expected short-term interest rate hikes might derail domestic growth. Bond prices were buffeted by the economic recovery on one hand and a surge in foreign demand for U.S.Treasury securities on the other.

We remain optimistic regarding the long-term outlook for the U.S. economy. The recovery has resumed after a winter stall, energy prices have climbed from previous lows, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness.While we believe stocks stand to benefit from these conditions, valuations have risen toward fair levels. Moreover, expectations of domestic rate hikes and recently mixed corporate financial reports have created uncertainty as to the pace of future gains. In our opinion, some bond market sectors currently appear vulnerable to rising interest rates, while others may continue to benefit from improved underlying credit conditions. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the reporting period of December 1, 2014, through May 31, 2015, as provided by Keith Stransky, Brian Ferguson, Sean Fitzgibbon, and David Bowser, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2015, Dreyfus Balanced Opportunity Fund’s (the “fund”) Class A shares, Class C shares, Class I shares, Class J shares, and Class Z shares produced total returns of 2.84%, 2.42%, 2.93%, 2.97%, and 2.92%, respectively.1 In comparison, the fund’s benchmarks, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”) and the Barclays U.S. Aggregate Bond Index, produced total returns of 2.97% and 1.09%, respectively, for the same period. Separately, a customized blended index composed of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index, produced a total return 2.31%.2

Stocks and bonds posted modestly positive total returns during the reporting period as the markets digested previous gains amid an economic soft patch. Successful stock selection enabled the fund to produce mildly higher returns than the blended index.

The Fund’s Investment Approach

The fund seeks high total return, through a combination of capital appreciation and current income.To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities.When allocating assets, we assess the relative return and risk of each asset class, general economic conditions, anticipated future changes in interest rates, and the outlook for stocks generally.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Using quantitative and fundamental research, we look for companies with leading market positions, competitive or technological advantages, high returns on equity and assets, good growth prospects, attractive valuations, and strong management teams.

The fund normally invests between 25% and 50% of its assets in fixed-income securities and invests principally in fixed income securities that, at the time of purchase, are rated investment grade (Baa/BBB or higher) or the non-rated equivalent as determined by The Dreyfus Corporation (“Dreyfus”), and in securities that are issued or guaranteed

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

by the U.S. government (including its agencies and instrumentalities), including Treasury inflation-protected securities (TIPS). We may invest up to 5% of the fund’s assets portfolio in securities rated below investment grade (but not lower than B) or the non-rated equivalent as determined by Dreyfus at the time of purchase and up to 10% in bonds from foreign issuers that are denominated in U.S. dollars or foreign currencies, but will limit its investment in bonds issued by foreign issuers that are denominated in foreign currencies to no more than 5% of the fund’s assets.The fund has no limit with respect to its portfolio maturity or duration.

Markets Digested Previous Gains

After robust growth during 2014, the U.S. economic expansion proved more uneven during the reporting period in the face of severe winter weather, a strengthening U.S. dollar against most foreign currencies, and sharply lower oil prices. Consequently, the S&P 500 Index repeatedly vacillated between gains and losses early in the reporting period before stronger economic data in the spring supported higher stock prices. In the bond market, gains achieved by U.S. government securities during the winter were balanced by declines in the spring. Corporate-backed bonds suffered steep declines when commodity prices plummeted and investors questioned the recovery’s sustainability, but they rebounded when these fears proved overblown.

Security Selections Bolstered Relative Results

Although the fund’s equity portfolio fared well across a variety of industry groups, results were especially strong in the health care sector, where service providers Omnicare and UnitedHealth Group advanced amid heightened mergers-and-acquisitions activity. The fund’s emphasis on refiners — such as Valero Energy and Phillips 66 — enabled it to cushion the adverse impact of a struggling energy sector. Similarly, in the materials sector, a focus on U.S.-centric companies such as aggregate suppliers Vulcan Materials and Martin Marietta Materials helped the fund mitigate weakness among global commodities producers.

Conversely, underweighted exposure to the consumer discretionary sector prevented fuller participation in the area’s relatively robust gains. In addition, apparel maker PVH Corp. struggled with a weather-related reduction in store traffic and the impact of adverse currency fluctuations.

In the bond portfolio, overweighted exposure to corporate-backed bonds, particularly those from commodities producers, offset better relative results from asset-backed securities and commercial mortgage-backed securities.We employed futures contracts to set the fund’s interest rate strategy during the reporting period.

Maintaining a Constructive Investment Posture

The U.S. economy has gotten back on track, international markets may be poised for a recovery, and the Federal Reserve Board appears to be in no hurry to raise short-term interest rates. Therefore, we have maintained a bias toward securities we expect to benefit from continued economic growth, including those in the health care, financials, and energy sectors.We have identified fewer stocks meeting our criteria in the utilities and telecommunications services sectors. Likewise, we have maintained an emphasis on higher yielding sectors of the bond market.

June 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April
1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market
performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate,
U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.
Source for Blended Index is FactSet.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

	Class A	Class C	Class I	Class J	Class Z
Expenses paid per $1,000†	$6.07	$9.84	$4.81	$4.81	$5.16
Ending value (after expenses)	$1,028.40	$1,024.20	$1,029.30	$1,029.70	$1,029.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

	Class A	Class C	Class I	Class J	Class Z
Expenses paid per $1,000†	$6.04	$9.80	$4.78	$4.78	$5.14
Ending value (after expenses)	$1,018.95	$1,015.21	$1,020.19	$1,020.19	$1,019.85

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, .95% for
Class I, .95% for Class J and 1.02% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—30.9%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—1.0%
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. C	2.15	3/9/20	585,000		585,728
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	395,000		403,493
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	420,000	[a]	423,199
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. A	1.49	11/15/17	63,816	[a]	63,943
GM Financial Automobile Leasing
Trust, Ser. 2015-1, Cl. B	2.14	6/20/19	155,000		155,795
GM Financial Automobile Leasing
Trust, Ser. 2015-1, Cl. C	2.50	6/20/19	450,000		452,296
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. B	1.83	3/15/17	40,701		40,718
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. C	1.94	4/16/18	480,000		482,448
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	286,615		288,893
					2,896,513
Commercial Mortgage
Pass-Through Ctfs.—2.1%
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	118,956		119,498
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T28, Cl. A4	5.74	9/11/42	175,000	[b]	189,544
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. A4	3.18	2/10/48	555,000		568,967
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	650,000	[a]	680,646
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	345,000	[b]	383,202
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	380,000	[a,b]	427,662
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. B	4.18	9/15/37	430,000	[a]	459,779

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Credit Suisse Mortgage Trust,
Ser. 2014-USA Cl. C	4.34	9/15/37	240,000	[a]	256,216
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. CFX	3.38	12/15/19	655,000	[a,b]	658,364
Hilton USA Trust,
Ser. 2013-HLT, Cl. BFX	3.37	11/5/30	725,000	[a]	732,675
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	865,000		944,687
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.74	11/15/46	335,000	[b]	371,304
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	125,000		132,092
					5,924,636
Consumer Discretionary—1.2%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	55,000		58,579
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	175,000		222,829
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		173,368
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	[a]	401,043
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	516,276	[a]	699,042
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	345,000	[a]	346,126
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	240,000		273,314
Sky,
Gtd. Notes	3.75	9/16/24	465,000	[a]	469,662
Time Warner,
Gtd. Debs	5.35	12/15/43	530,000		579,274
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	350,000		347,355
					3,570,592

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples—1.0%
Altria Group,
Gtd. Notes	4.00	1/31/24	65,000		67,522
Altria Group,
Gtd. Notes	4.25	8/9/42	90,000		83,406
Altria Group,
Gtd. Notes	4.75	5/5/21	120,000		133,141
Altria Group,
Gtd. Notes	10.20	2/6/39	20,000		34,125
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	425,000		425,411
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	205,000		205,464
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	500,000	[a]	541,430
Reynolds American,
Gtd. Notes	4.85	9/15/23	555,000		603,585
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	280,000	[a]	293,081
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	[a]	214,150
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	270,000	[a]	280,799
					2,882,114
Energy—1.2%
BP Capital Markets,
Gtd. Notes	2.32	2/13/20	460,000		463,381
Continental Resources,
Gtd. Notes	5.00	9/15/22	225,000		224,719
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	440,000		463,328
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	10/1/43	220,000		231,047
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	240,000		238,241
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		268,298
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	235,000		219,420

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy (continued)
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		217,023
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	90,000		92,639
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	75,000		81,709
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	170,000		168,588
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	215,000		222,824
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	285,000		279,322
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	145,000		151,507
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	60,000		65,669
					3,387,715
Financial—3.4%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	265,000	[a]	270,254
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		50,310
Bank of America,
Sr. Unscd. Notes	1.32	1/15/19	520,000	[b]	526,523
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	150,000		152,522
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	500,000		522,044
Bank of America,
Sub. Notes	4.25	10/22/26	515,000		519,534
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	290,000		332,002
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	50,000		58,042
Capital One Bank USA,
Sub. Notes	3.38	2/15/23	300,000		299,148
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		200,541

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	235,000		245,414
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	180,000		197,227
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	160,000		179,292
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	55,000	[a]	56,649
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	[a]	269,794
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.10	3/12/19	765,000	[b]	764,004
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	145,000		148,877
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	200,000		213,929
General Electric Capital,
Gtd. Notes	0.79	1/14/19	405,000	[b]	407,657
Goldman Sachs Group,
Sr. Unscd. Notes	1.37	11/15/18	505,000	[b]	510,511
Goldman Sachs Group,
Sr. Unscd. Notes	1.88	11/29/23	430,000	[b]	440,056
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		259,763
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	235,000		251,706
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	295,000		316,616
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	235,000		257,144
Morgan Stanley,
Sr. Unscd. Bonds	3.70	10/23/24	500,000		510,069
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	220,000		227,353
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		118,617
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	150,000	[a]	163,076

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Petrobras International Finance,
Gtd. Notes	5.75	1/20/20	215,000		215,301
PNC Bank,
Sr. Unscd. Notes	2.20	1/28/19	250,000		252,798
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		222,924
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	225,000		226,063
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	210,000		215,544
					9,601,304
Foreign/Governmental—.6%
Brazilian Government,
Sr. Unscd. Notes	2.63	1/5/23	495,000		449,213
Korea Development Bank,
Sr. Unscd. Notes	2.25	8/7/17	280,000		284,479
Mexican Government,
Sr. Unscd. Notes	4.60	1/23/46	225,000		222,188
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	420,000		460,576
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		119,860
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	205,000		219,863
					1,756,179
Health Care—.4%
AmerisourceBergen,
Sr. Unscd. Notes	3.25	3/1/25	130,000		129,384
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	255,000		258,907
Becton Dickinson and Company,
Sr. Unscd. Notes	3.73	12/15/24	90,000		92,041
Becton Dickinson and Company,
Sr. Unscd. Notes	4.69	12/15/44	60,000		61,381
Medtronic,
Gtd. Notes	4.63	3/15/45	260,000	[a]	271,795

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care (continued)
Mylan,
Gtd. Notes	5.40	11/29/43	190,000		204,950
Zimmer Holdings,
Sr. Unscd. Notes	3.55	4/1/25	215,000		212,583
					1,231,041
Industrial—.0%
Waste Management,
Gtd. Notes	6.10	3/15/18	145,000		162,702
Information Technology—.0%
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	85,000		89,866
Materials—.7%
Agrium,
Sr. Unscd. Debs	3.38	3/15/25	155,000		151,928
Agrium,
Sr. Unscd. Debs	4.13	3/15/35	100,000		94,720
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	410,000		441,262
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	245,000		214,313
Glencore Funding,
Gtd. Notes	4.63	4/29/24	230,000	[a]	237,707
LYB International Finance,
Gtd. Bonds	4.00	7/15/23	335,000		352,869
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	265,000		280,291
Vale Overseas,
Gtd. Notes	4.38	1/11/22	240,000	[c]	236,455
					2,009,545
Municipal Bonds—.3%
Chicago,
GO (Project and
Refunding Series)	6.31	1/1/44	85,000		76,767
Illinois,
GO (Pension
Funding Series)	5.10	6/1/33	150,000		141,506

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)			Value ($)
Municipal Bonds (continued)
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000			149,267
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000			13,080
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000			291,850
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000			167,928
						840,398
Telecommunications—.7%
AT&T,
Sr. Unscd. Notes	1.19	11/27/18	355,000	[b]		358,789
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	210,000			216,137
Rogers Communications,
Gtd. Notes	4.10	10/1/23	205,000			215,553
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	210,000			234,930
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	805,000			981,294
						2,006,703
U.S. Government Agencies—1.3%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	[d]		954,641
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,305,000	[d]		2,305,201
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000	[d]		497,934
						3,757,776
U.S. Government Agencies/
Mortgage-Backed—7.8%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41—11/1/44			4,721,956		[d]	4,944,858
5.00%, 4/1/39			386,382		[d]	428,350
5.50%, 4/1/22—1/1/36			258,816		[d]	287,807

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association:
3.00%, 5/1/42—8/1/42			1,858,562	[d]	1,890,535
3.50%, 12/1/41—8/1/42			2,299,063	[d]	2,412,762
4.00%, 1/1/41—12/1/43			5,041,009	[d]	5,410,016
4.50%, 2/1/39—9/1/43			3,475,145	[d]	3,799,673
5.00%, 8/1/20—7/1/39			880,166	[d]	981,054
5.50%, 9/1/34—5/1/40			268,844	[d]	307,507
6.00%, 10/1/37—2/1/39			70,384	[d]	80,873
8.00%, 3/1/30			126	[d]	128
Government National Mortgage Association I;
5.50%, 4/15/33			37,508		43,423
Government National Mortgage Association II;
3.00%, 1/20/45			1,600,546		1,643,358
					22,230,344
U.S. Government Securities—8.4%
U.S. Treasury Bonds:
3.75%, 11/15/43			2,790,000		3,284,355
U.S. Treasury Floating Rate Notes:
0.09%, 7/31/16			4,240,000	[b]	4,240,560
U.S. Treasury Inflation Protected
Securities, Notes 0.63%,
1/15/24			1,780,011	[e]	1,838,139
U.S. Treasury Notes:
0.75%, 1/15/17			12,015,000		12,062,868
1.50%, 12/31/18			2,740,000		2,774,677
					24,200,599
Utilities—.7%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000		104,939
Enel Finance International,
Gtd. Notes	6.00	10/7/39	210,000	[a]	243,561
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	315,000		368,856
Iberdrola International,
Gtd. Bonds	6.75	7/15/36	205,000		257,873
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		103,698

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities (continued)
NiSource Finance,
Gtd. Notes	5.65	2/1/45	390,000		463,743
NiSource Finance,
Gtd. Notes	6.40	3/15/18	92,000		104,087
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000		227,174
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		34,053
					1,907,984
Total Bonds and Notes
(cost $86,376,535)					88,456,011

Common Stocks—64.6%			Shares		Value ($)
Consumer Discretionary—5.1%
Amazon.com			3,522	[f]	1,511,748
Carnival			51,737		2,396,975
CBS, Cl. B			13,015		803,286
Delphi Automotive			6,728		585,201
Hanesbrands			43,581		1,388,491
Home Depot			15,556		1,733,249
Interpublic Group of Companies			122,661		2,504,738
Liberty Interactive, Cl. A			19,417	[f]	543,093
PVH			5,536		579,287
Staples			34,555		568,948
Ulta Salon, Cosmetics & Fragrance			4,913	[f]	749,822
Viacom, Cl. B			17,618		1,178,292
					14,543,130
Consumer Staples—6.1%
Coca-Cola Enterprises			67,945		3,005,207
ConAgra Foods			23,812		919,381
CVS Health			37,728		3,862,593
Estee Lauder, Cl. A			11,138		973,795
Molson Coors Brewing, Cl. B			27,645		2,028,590
Mondelez International, Cl. A			23,360		971,542

Common Stocks (continued)	Shares		Value ($)
Consumer Staples (continued)
PepsiCo	34,869		3,362,418
Philip Morris International	18,558		1,541,613
Rite Aid	76,669	[f]	668,554
			17,333,693
Energy—7.7%
Anadarko Petroleum	27,730		2,318,505
EOG Resources	40,342		3,577,932
Marathon Oil	37,767		1,026,885
Occidental Petroleum	103,726		8,110,336
Phillips 66	39,323		3,111,236
Schlumberger	42,231		3,833,308
			21,978,202
Financial—17.7%
Allstate	17,955		1,208,731
American International Group	19,267		1,129,239
Bank of America	180,498		2,978,217
Berkshire Hathaway, Cl. B	29,498	[f]	4,218,214
BlackRock	2,407		880,432
Capital One Financial	18,103		1,512,687
Charles Schwab	29,196		924,053
Citigroup	107,184		5,796,511
Communications Sales & Leasing	34,188		890,597
E*TRADE Financial	25,328	[f]	746,163
FNF Group	15,623		593,049
Goldman Sachs Group	19,553		4,031,633
Hartford Financial Services Group	27,671		1,137,555
Intercontinental Exchange	6,823		1,615,550
JPMorgan Chase & Co.	113,659		7,476,489
Morgan Stanley	58,070		2,218,274
PNC Financial Services Group	12,526		1,198,613
Prudential Financial	18,670		1,579,669
Regions Financial	106,136		1,070,912
TD Ameritrade Holding	31,517		1,170,857

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Voya Financial	113,776		5,155,191
Wells Fargo & Co.	56,184		3,144,057
			50,676,693
Health Care—10.0%
Aetna	8,680		1,023,980
Agilent Technologies	13,770		567,186
Biogen	5,321	[f]	2,112,384
Boston Scientific	48,560	[f]	887,191
Bristol-Myers Squibb	28,302		1,828,309
Cardinal Health	41,786		3,684,272
Eli Lilly & Co.	19,798		1,562,062
Express Scripts Holding	9,798	[f]	853,798
Mallinckrodt	12,273	[f]	1,588,617
McKesson	2,548		604,462
Medtronic	26,653		2,034,157
Merck & Co.	47,132		2,869,867
Omnicare	4,223		402,410
Pfizer	176,401		6,129,935
UnitedHealth Group	20,492		2,463,343
			28,611,973
Industrial—5.0%
Delta Air Lines	6,697		287,435
FedEx	5,539		959,466
Honeywell International	33,150		3,454,230
Leucadia National	24,555		604,790
Northrop Grumman	9,557		1,521,283
Owens Corning	22,027		933,064
Raytheon	8,082		834,547
Tyco International	14,099		569,036
United Technologies	42,927		5,029,757
			14,193,608

Common Stocks (continued)	Shares		Value ($)
Information Technology—10.2%
Accenture, Cl. A	19,210		1,844,928
Apple	35,173		4,582,338
Applied Materials	71,118		1,431,605
Cisco Systems	198,540		5,819,207
Cognizant Technology
Solutions, Cl. A	21,026	[f]	1,360,803
Facebook, Cl. A	9,599	[f]	760,145
Google, Cl. A	2,099	[f]	1,144,627
Google, Cl. C	2,597	[f]	1,381,890
Microchip Technology	60,530	[c]	2,973,839
Oracle	45,890		1,995,756
salesforce.com	22,047	[f]	1,603,919
Texas Instruments	31,894		1,783,512
Visa, Cl. A	25,416		1,745,571
Western Digital	8,885		865,044
			29,293,184
Materials—2.8%
Martin Marietta Materials	13,012		1,938,918
Mosaic	25,094		1,150,560
Packaging Corporation of America	12,167		841,713
Potash Corp of Saskatchewan	35,409		1,114,675
Vulcan Materials	34,141		3,070,300
			8,116,166
Total Common Stocks
(cost $161,420,079)			184,746,649

Other Investment—4.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,424,257)	12,424,257	[g]	12,424,257

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,703,950)	3,703,950 [g]	3,703,950
Total Investments (cost $263,924,821)	101.2%	289,330,867
Liabilities, Less Cash and Receivables	(1.2%)	(3,379,642)
Net Assets	100.0%	285,951,225

GO—General Obligation
REIT—Real Estate Investment Trust

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2015, these securities were valued at $8,460,653 or 3.0% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Security, or portion thereof, on loan.At May 31, 2015, the value of the fund’s securities on loan was $15,083,244 and the value of the collateral held by the fund was $15,432,064, consisting of cash collateral of $3,703,950 and
U.S. Government & Agency securities valued at $11,728,114.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Non-income producing security.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Common Stocks	64.6	Commercial Mortgage-Backed	2.1
U.S. Government Agencies/		Asset-Backed	1.0
Mortgage-Backed	17.5	Foreign/Governmental	.6
Corporate Bonds	9.4	Municipal Bonds	.3
Money Market Investments	5.7		101.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $15,083,244)—Note 1(c):
Unaffiliated issuers	247,796,614	273,202,660
Affiliated issuers	16,128,207	16,128,207
Cash denominated in foreign currencies	2,835	2,410
Receivable for investment securities sold		3,125,871
Dividends, interest and securities lending income		776,679
Receivable for shares of Beneficial Interest subscribed		41,068
Prepaid expenses		44,465
		293,321,360
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		285,013
Cash overdraft due to Custodian		4,225
Liability for securities on loan—Note 1(c)		3,703,950
Payable for investment securities purchased		3,002,642
Payable for shares of Beneficial Interest redeemed		279,218
Accrued expenses		95,087
		7,370,135
Net Assets ($)		285,951,225
Composition of Net Assets ($):
Paid-in capital		256,873,731
Accumulated undistributed investment income—net		839,205
Accumulated net realized gain (loss) on investments		2,832,668
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions		25,405,621
Net Assets ($)		285,951,225

Net Asset Value Per Share
	Class A	Class C	Class I	Class J	Class Z
Net Assets ($)	189,857,192	33,749,640	4,198,895	19,086,347	39,059,151
Shares Outstanding	8,807,710	1,566,102	194,454	883,836	1,818,637
Net Asset Value
Per Share ($)	21.56	21.55	21.59	21.59	21.48
See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,524,199
Affiliated issuers	5,529
Interest	1,176,905
Income from securities lending—Note 1(c)	7,799
Total Income	2,714,432
Expenses:
Management fee—Note 3(a)	1,125,504
Shareholder servicing costs—Note 3(c)	435,276
Distribution fees—Note 3(b)	125,421
Professional fees	46,808
Registration fees	37,730
Custodian fees—Note 3(c)	24,870
Prospectus and shareholders’ reports	18,638
Trustees’ fees and expenses—Note 3(d)	10,423
Loan commitment fees—Note 2	1,146
Miscellaneous	30,305
Total Expenses	1,856,121
Less—reduction in expenses due to undertaking—Note 3(a)	(105,681)
Less—reduction in fees due to earnings credits—Note 3(c)	(180)
Net Expenses	1,750,260
Investment Income—Net	964,172
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	11,313,960
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(4,528,076)
Net Realized and Unrealized Gain (Loss) on Investments	6,785,884
Net Increase in Net Assets Resulting from Operations	7,750,056

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Operations ($):
Investment income—net	964,172	2,273,131
Net realized gain (loss) on investments	11,313,960	24,068,968
Net unrealized appreciation
(depreciation) on investments	(4,528,076)	(2,473,736)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,750,056	23,868,363
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,456,317)	(1,563,200)
Class C	(23,303)	(18,760)
Class I	(43,107)	(28,524)
Class J	(210,207)	(216,891)
Class Z	(395,850)	(385,121)
Net realized gain on investments:
Class A	(13,663,146)	(2,354,940)
Class C	(2,500,582)	(402,193)
Class I	(305,825)	(33,828)
Class J	(1,497,529)	(263,963)
Class Z	(2,993,985)	(518,518)
Total Dividends	(23,089,851)	(5,785,938)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	13,060,231	9,442,324
Class C	3,264,252	6,101,334
Class I	436,279	2,327,336
Class J	176,991	414,785
Class Z	651,569	1,152,809

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A	14,048,801	3,626,009
Class C	1,702,050	291,697
Class I	312,292	54,840
Class J	1,613,327	460,702
Class Z	3,229,317	864,634
Cost of shares redeemed:
Class A	(10,488,441)	(23,544,050)
Class C	(3,475,021)	(6,162,807)
Class I	(416,332)	(1,111,138)
Class J	(1,739,763)	(2,455,187)
Class Z	(2,551,876)	(5,587,355)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	19,823,676	(14,124,067)
Total Increase (Decrease) in Net Assets	4,483,881	3,958,358
Net Assets ($):
Beginning of Period	281,467,344	277,508,986
End of Period	285,951,225	281,467,344
Undistributed investment income—net	839,205	2,003,817

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Capital Share Transactions:
Class A
Shares sold	610,955	430,771
Shares issued for dividends reinvested	668,672	169,996
Shares redeemed	(485,399)	(1,074,779)
Net Increase (Decrease) in Shares Outstanding	794,228	(474,012)
Class C
Shares sold	153,494	281,833
Shares issued for dividends reinvested	80,781	13,637
Shares redeemed	(159,732)	(284,023)
Net Increase (Decrease) in Shares Outstanding	74,543	11,447
Class I
Shares sold	20,383	105,018
Shares issued for dividends reinvested	14,850	2,568
Shares redeemed	(19,501)	(50,024)
Net Increase (Decrease) in Shares Outstanding	15,732	57,562
Class J
Shares sold	8,280	19,004
Shares issued for dividends reinvested	76,715	21,579
Shares redeemed	(81,251)	(111,746)
Net Increase (Decrease) in Shares Outstanding	3,744	(71,163)
Class Z
Shares sold	30,463	52,960
Shares issued for dividends reinvested	154,365	40,689
Shares redeemed	(119,152)	(257,550)
Net Increase (Decrease) in Shares Outstanding	65,676	(163,901)

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2015				Year Ended November 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	22.86		21.43	18.03	16.26	15.94	14.96
Investment Operations:
Investment income—net[a]	.08		.19	.18	.21	.21	.21
Net realized and unrealized
gain (loss) on investments	.52		1.71	3.45	1.79	.35	1.03
Total from Investment Operations	.60		1.90	3.63	2.00	.56	1.24
Distributions:
Dividends from
investment income—net	(.18)		(.19)	(.23)	(.23)	(.24)	(.26)
Dividends from net realized
gain on investments	(1.72)		(.28)	—	—	—	—
Total Distributions	(1.90)		(.47)	(.23)	(.23)	(.24)	(.26)
Net asset value, end of period	21.56		22.86	21.43	18.03	16.26	15.94
Total Return (%)[b]	2.84	[c]	8.99	20.40	12.50	3.46	8.38
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.28	[d]	1.27	1.32	1.37	1.36	1.37
Ratio of net expenses
to average net assets	1.20	[d]	1.20	1.20	1.20	1.20	1.16
Ratio of net investment income
to average net assets	.73	[d]	.86	.91	1.19	1.23	1.33
Portfolio Turnover Rate	54.33	[c]	110.18	112.56	117.20	99.71 [e]	103.49
Net Assets, end of period
($ x 1,000)	189,857		183,228	181,922	151,113	151,210	143,378

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

Six Months Ended
May 31, 2015			Year Ended November 30,
Class C Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	22.77	21.34	17.94	16.17	15.84	14.88
Investment Operations:
Investment income (loss)—net[a]	(.00)[b]	.02	.04	.08	.08	.09
Net realized and unrealized
gain (loss) on investments	.52	1.70	3.45	1.78	.35	1.02
Total from Investment Operations	.52	1.72	3.49	1.86	.43	1.11
Distributions:
Dividends from
investment income—net	(.02)	(.01)	(.09)	(.09)	(.10)	(.15)
Dividends from net realized
gain on investments	(1.72)	(.28)	—	—	—	—
Total Distributions	(1.74)	(.29)	(.09)	(.09)	(.10)	(.15)
Net asset value, end of period	21.55	22.77	21.34	17.94	16.17	15.84
Total Return (%)[c]	2.42 [d]	8.16	19.56	11.58	2.70	7.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.02 [e]	2.01	2.05	2.08	2.04	2.05
Ratio of net expenses
to average net assets	1.95 [e]	1.95	1.95	1.95	1.94	1.91
Ratio of net investment income
(loss) to average net assets	(.02)[e]	.11	.18	.44	.48	.58
Portfolio Turnover Rate	54.33 [d]	110.18	112.56	117.20	99.71 [f]	103.49
Net Assets, end of period
($ x 1,000)	33,750	33,966	31,582	36,703	38,205	44,683

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2015				Year Ended November 30,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	22.93		21.49	18.08	16.31	15.97	14.97
Investment Operations:
Investment income—net[a]	.11		.24	.23	.25	.25	.24
Net realized and unrealized
gain (loss) on investments	.51		1.72	3.46	1.80	.36	1.03
Total from Investment Operations	.62		1.96	3.69	2.05	.61	1.27
Distributions:
Dividends from
investment income—net	(.24)		(.24)	(.28)	(.28)	(.27)	(.27)
Dividends from net realized
gain on investments	(1.72)		(.28)	—	—	—	—
Total Distributions	(1.96)		(.52)	(.28)	(.28)	(.27)	(.27)
Net asset value, end of period	21.59		22.93	21.49	18.08	16.31	15.97
Total Return (%)	2.93	[b]	9.27	20.68	12.75	3.77	8.64
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02	[c]	1.01	1.05	1.09	1.04	1.04
Ratio of net expenses
to average net assets	.95	[c]	.95	.95	.95	.94	.90
Ratio of net investment income
to average net assets	.98	[c]	1.09	1.17	1.45	1.48	1.58
Portfolio Turnover Rate	54.33	[b]	110.18	112.56	117.20	99.71 [d]	103.49
Net Assets, end of period
($ x 1,000)	4,199		4,099	2,604	2,184	2,086	2,468

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was
97.61%.

See notes to financial statements.

Six Months Ended
May 31, 2015				Year Ended November 30,
Class J Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	22.93		21.49	18.06	16.29	15.96	14.97
Investment Operations:
Investment income—net[a]	.11		.24	.22	.23	.23	.22
Net realized and unrealized
gain (loss) on investments	.51		1.71	3.47	1.80	.36	1.03
Total from Investment Operations	.62		1.95	3.69	2.03	.59	1.25
Distributions:
Dividends from
investment income—net	(.24)		(.23)	(.26)	(.26)	(.26)	(.26)
Dividends from net realized
gain on investments	(1.72)		(.28)	—	—	—	—
Total Distributions	(1.96)		(.51)	(.26)	(.26)	(.26)	(.26)
Net asset value, end of period	21.59		22.93	21.49	18.06	16.29	15.96
Total Return (%)	2.97	[b]	9.24	20.71	12.67	3.64	8.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01	[c]	.99	1.03	1.06	1.03	1.02
Ratio of net expenses
to average net assets	.95	[c]	.95	.98	1.06	1.03	1.02
Ratio of net investment income
to average net assets	.98	[c]	1.11	1.13	1.33	1.39	1.46
Portfolio Turnover Rate	54.33	[b]	110.18	112.56	117.20	99.71 [d]	103.49
Net Assets, end of period
($ x 1,000)	19,086		20,184	20,441	19,499	21,430	23,767

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was
97.61%.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2015				Year Ended November 30,
Class Z Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	22.81		21.37	17.94	16.20	15.88	14.90
Investment Operations:
Investment income—net [a]	.10		.23	.20	.19	.21	.21
Net realized and unrealized
gain (loss) on investments	.52		1.70	3.45	1.78	.35	1.03
Total from Investment Operations	.62		1.93	3.65	1.97	.56	1.24
Distributions:
Dividends from
investment income—net	(.23)		(.21)	(.22)	(.23)	(.24)	(.26)
Dividends from net realized
gain on investments	(1.72)		(.28)	—	—	—	—
Total Distributions	(1.95)		(.49)	(.22)	(.23)	(.24)	(.26)
Net asset value, end of period	21.48		22.81	21.37	17.94	16.20	15.88
Total Return (%)	2.92	[b]	9.18	20.58	12.34	3.49	8.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11	[c]	1.10	1.17	1.28	1.19	1.12
Ratio of net expenses
to average net assets	1.02	[c]	1.01	1.10	1.28	1.19	1.12
Ratio of net investment income
to average net assets	.91	[c]	1.05	1.02	1.11	1.23	1.37
Portfolio Turnover Rate	54.33	[b]	110.18	112.56	117.20	99.71 [d]	103.49
Net Assets, end of period
($ x 1,000)	39,059		39,991	40,960	38,848	39,744	43,924

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2011 was 97.61%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is the sole series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I, Class J and Class Z shares are sold at net asset value per share. Class I shares are sold generally to institutional investors and Class J and Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S.Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	2,896,513	—	2,896,513
Commercial
Mortgage-Backed	—	5,924,636	—	5,924,636
Corporate Bonds†	—	26,849,566	—	26,849,566
Equity Securities—
Domestic
Common Stocks†	183,631,974	—	—	183,631,974
Equity Securities—
Foreign
Common Stocks†	1,114,675	—	—	1,114,675
Foreign Government	—	1,756,179	—	1,756,179
Municipal Bonds†	—	840,398	—	840,398
Mutual Funds	16,128,207	—	—	16,128,207
U.S. Government
Agencies/
Mortgage-Backed	—	25,988,120	—	25,988,120
U.S. Treasury	—	24,200,599	—	24,200,599

† See Statement of Investments for additional detailed categorizations.

At May 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended May 31, 2015, The Bank of New York Mellon earned $2,502 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2014($)	Purchases ($)	Sales ($)	5/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	8,455,485	19,188,086	15,219,314	12,424,257	4.4
Dreyfus
Institutional
Cash
Advantage
Fund	—	35,881,424	32,177,474	3,703,950	1.3
Total	8,455,485	55,069,510	47,396,788	16,128,207	5.7

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $7,356,398 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2014. If not applied, $6,849,060 of the carryover expires in fiscal year 2017, $359,386 expires in fiscal year 2018 and $147,952 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2014 was as follows: ordinary income $2,212,496 and long-term capital gains $3,573,442.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2014 through April 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $105,681 during the period ended May 31, 2015.

During the period ended May 31, 2015, the Distributor retained $8,848 from commissions earned on sales of the fund’s Class A shares and $353 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

assets. During the period ended May 31, 2015, Class C shares were charged $125,421 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2015, Class A and Class C shares were charged $231,246 and $41,807, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2015, Class Z shares was charged $14,000 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30,

2014, the fund was charged $54,788 for transfer agency services and $3,461 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $180.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $24,870 pursuant to the custody agreement.

During the period ended May 31, 2015, the fund was charged $7,368 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $194,723, Distribution Plan fees $21,540, Shareholder Services Plan fees $48,708, custodian fees $20,000, Chief Compliance Officer fees $2,535 and transfer agency fees $13,600, which are offset against an expense reimbursement currently in effect in the amount of $16,093.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2015, amounted to $147,387,319 and $152,849,128, respectively.

At May 31, 2015, accumulated net unrealized appreciation on investments was $25,406,046, consisting of $28,348,021 gross unrealized appreciation and $2,941,975 gross unrealized depreciation.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median, except for the three-year period when it was above the median, and the fund’s performance was above the Performance Universe median for all periods, except for the ten-year period when it was below the median.The Dreyfus representatives noted the proximity of the fund’s performance to the median during certain periods when performance was below the Performance Group median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.The Dreyfus representatives discussed the relatively conservative investment approach of the fund and the expectations for the fund’s performance in light of that approach.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus has contractually agreed, until April 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95%. On or after April 1, 2016, Dreyfus may terminate this expense limitation at any time.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund;

and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 47

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)